Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

May 31, 2019

NAT-QTLY-0719
1.802184.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Construction Materials - 1.2%
Construction Materials - 1.2%
Eagle Materials, Inc.	46,600	$4,010,396
Summit Materials, Inc. (a)	51,100	714,378
		4,724,774
Containers & Packaging - 7.8%
Metal & Glass Containers - 4.2%
Aptargroup, Inc.	57,800	6,547,006
Crown Holdings, Inc. (a)	184,200	10,210,206
		16,757,212
Paper Packaging - 3.6%
Avery Dennison Corp.	81,700	8,501,702
Graphic Packaging Holding Co.	135,400	1,760,200
Packaging Corp. of America	42,100	3,750,268
		14,012,170

TOTAL CONTAINERS & PACKAGING		30,769,382

Energy Equipment & Services - 6.9%
Oil & Gas Drilling - 1.0%
Nabors Industries Ltd.	139,520	329,267
Odfjell Drilling Ltd. (a)	178,700	529,258
Shelf Drilling Ltd. (a)(b)	759,800	3,160,154
		4,018,679
Oil & Gas Equipment & Services - 5.9%
Baker Hughes, a GE Co. Class A	447,600	9,583,116
Dril-Quip, Inc. (a)	31,425	1,296,281
Halliburton Co.	215,800	4,594,382
National Oilwell Varco, Inc.	60,900	1,269,765
NCS Multistage Holdings, Inc. (a)	49,500	132,165
Oceaneering International, Inc. (a)	49,600	813,440
RigNet, Inc. (a)	270,230	2,253,718
Schlumberger Ltd.	48,565	1,684,720
Tenaris SA sponsored ADR	61,200	1,426,572
		23,054,159

TOTAL ENERGY EQUIPMENT & SERVICES		27,072,838

Machinery - 0.2%
Industrial Machinery - 0.2%
ProPetro Holding Corp. (a)	43,600	846,712
Metals & Mining - 8.6%
Gold - 8.6%
Agnico Eagle Mines Ltd. (Canada)	236,900	10,332,388
Barrick Gold Corp.	777,532	9,656,947
Franco-Nevada Corp.	180,100	13,905,916
		33,895,251
Oil, Gas & Consumable Fuels - 74.3%
Coal & Consumable Fuels - 0.3%
Pinnacle Renewable Energy, Inc.	157,200	1,257,274
Integrated Oil & Gas - 19.3%
Cenovus Energy, Inc. (Canada)	2,221,900	18,214,451
Chevron Corp.	323,198	36,796,091
Suncor Energy, Inc.	672,600	20,726,391
		75,736,933
Oil & Gas Exploration & Production - 33.1%
Anadarko Petroleum Corp.	139,100	9,788,467
Cabot Oil & Gas Corp.	231,600	5,794,632
Canadian Natural Resources Ltd.	395,900	10,694,221
Centennial Resource Development, Inc. Class A (a)(c)	106,600	842,140
ConocoPhillips Co.	260,900	15,382,664
Crescent Point Energy Corp.	311,600	1,042,048
Devon Energy Corp.	305,800	7,693,928
Diamondback Energy, Inc.	92,800	9,099,968
Encana Corp. (Toronto)	1,441,000	7,601,606
EOG Resources, Inc.	136,800	11,201,184
Kosmos Energy Ltd.	167,900	1,034,264
Magnolia Oil & Gas Corp.	1,000,000	11,030,000
Noble Energy, Inc.	489,900	10,483,860
Parsley Energy, Inc. Class A (a)	380,100	6,777,183
PDC Energy, Inc. (a)	135,300	4,129,356
Pioneer Natural Resources Co.	94,200	13,372,632
PrairieSky Royalty Ltd.	71,238	940,283
Viper Energy Partners LP	116,500	3,262,000
		130,170,436
Oil & Gas Refining & Marketing - 7.9%
Delek U.S. Holdings, Inc.	200,204	6,128,244
Marathon Petroleum Corp.	65,298	3,003,055
Phillips 66 Co.	103,816	8,388,333
Reliance Industries Ltd.	137,286	2,622,252
Valero Energy Corp.	154,300	10,862,720
		31,004,604
Oil & Gas Storage & Transport - 13.7%
Cheniere Energy, Inc. (a)	222,400	14,051,232
Enterprise Products Partners LP	415,900	11,599,451
Equitrans Midstream Corp.	80,800	1,604,688
Golar LNG Ltd.	132,400	2,408,356
Noble Midstream Partners LP	99,337	3,004,944
Noble Midstream Partners LP (a)(d)	43,718	1,322,470
The Williams Companies, Inc.	752,800	19,858,864
		53,850,005

TOTAL OIL, GAS & CONSUMABLE FUELS		292,019,252

Paper & Forest Products - 0.7%
Forest Products - 0.7%
Western Forest Products, Inc.	2,625,200	2,952,282
TOTAL COMMON STOCKS
(Cost $419,831,232)		392,280,491

Money Market Funds - 0.2%
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)
(Cost $621,447)	621,385	621,447
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $420,452,679)		392,901,938
NET OTHER ASSETS (LIABILITIES) - 0.1%		362,609
NET ASSETS - 100%		$393,264,547

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,160,154 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,322,470 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,768,393

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,336
Fidelity Securities Lending Cash Central Fund	3,963
Total	$15,299

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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